LEASE (Tables)	12 Months Ended
Dec. 31, 2022
Summary of supplementary information related to operating leases

	Year ended December 31,
	2021	2022
	RMB	RMB
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	156,600	37,027
Non-cash right-of-use assets in exchange for new lease liabilities:
Operating leases	39,069	38,953
Weighted average remaining lease term:
Operating leases	4.3	2.9
Weighted average discount rate:
Operating leases	6.5%	7.2%

Future minimum payments under non-cancelable operating leases

The following is a maturity analysis of the annual undiscounted cash flows for the annual periods ending December 31:

RMB
Year ending December 31,
2023	33,303
2024	32,818
2025	19,802
2026	4,193
2027 and thereafter	—
Less: imputed interest	(7,592)
Total	82,524